Depreciation and Amortization - Summary of Depreciation and Amortization (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Depreciation And Amortization Expense [Abstract]
Depreciation	$ 495,292	$ 446,517	$ 400,205
Amortization	1,505,069	1,329,620	1,169,432
Depreciation and amortization	$ 2,000,361	$ 1,776,137	$ 1,569,637